Employee Benefits - Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	$ 173,141	$ 168,658
Interest income	11,645	8,129
Plan administration expenses	1,981	1,667
Settlement	0	57
Effect of movements in exchange rates	(1,156)	346
Fair value of plan assets, end of year	197,345	173,141
TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	638	787
Plan administration expenses	0	44
Settlement	0	28
Effect of movements in exchange rates	(1,153)	337
TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	11,007	7,342
Plan administration expenses	1,981	1,623
Settlement	0	29
Effect of movements in exchange rates	(3)	9
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	173,141	168,658
Interest income	9,043	8,374
Employer contributions	19,984	37
Benefits paid	(2,749)	(13,971)
Fair value remeasurement	(39)	11,651
Plan administration expenses	(1,981)	(1,667)
Effect of movements in exchange rates	(54)	59
Fair value of plan assets, end of year	197,345	173,141
Plan Assets | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	200	10,214
Interest income	8	250
Employer contributions	(16)	37
Benefits paid	0	(10,139)
Fair value remeasurement	193	(165)
Plan administration expenses	0	(44)
Effect of movements in exchange rates	(19)	47
Fair value of plan assets, end of year	366	200
Plan Assets | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	172,941	158,444
Interest income	9,035	8,124
Employer contributions	20,000	0
Benefits paid	(2,749)	(3,832)
Fair value remeasurement	(232)	11,816
Plan administration expenses	(1,981)	(1,623)
Effect of movements in exchange rates	(35)	12
Fair value of plan assets, end of year	$ 196,979	$ 172,941